Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 433	$ 9,856
Restricted deposit for put option	12,460	12,331
Accounts receivable	1,950	1,996
Income tax receivable		3
Other receivables	79	172
Total Current Assets	14,922	24,358
NON-CURRENT ASSETS:
Restricted deposit	680
Property and equipment, net	599	1,016
Intangible asset, net	698
Right of use asset	316
Total Non-Current Assets	2,293	1,016
Total Assets	17,215	25,374
CURRENT LIABILITIES:
Accrued payroll and other compensation related accruals	433	188
Trade payables, accrued expenses and other accounts payable	2,978	3,910
Related parties	197
Put option liability	12,460	12,331
Accrued expenses and accounts payable with respect to Projects	2,280	2,739
Progress payments in excess of accumulated costs with respect to projects	1,352	2,490
Current maturity of lease liability	138
Total Current Liabilities	19,838	21,658
NON-CURRENT LIABILITIES:
Accrued severance pay	63	167
Lease liability, net of current maturity	179
Total Non-Current Liabilities	242	167
Total Liabilities	20,080	21,825
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares $0.001 par value, 100,000,000 shares authorized, 7,989,061 and 6,304,677 shares issued and outstanding as of December 31, 2019 and 2018, respectively	8	6
Preferred shares $0.0001 par value, 5,000,000 shares authorized, no shares issued and outstanding at December 31, 2019 and 2018
Additional paid-in-capital	33,025	31,704
Accumulated deficit	(35,898)	(28,161)
Total Shareholders' Equity (Deficit)	(2,865)	3,549
Total Liabilities and Shareholders' Equity	$ 17,215	$ 25,374